Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

CLAWBACKS FOR ANY RESTATEMENT; EXECUTIVE COMPENSATION RECOVERY POLICY

In 2023, the Company adopted an Executive Compensation Clawback Policy (the “Clawback Policy”) that provides for clawback of erroneously awarded incentive-based compensation received by the Company’s current or former executive officers. The Clawback Policy was adopted pursuant to Nasdaq listing standards that implemented the clawback provisions of the Dodd-Frank Act. The Clawback Policy replaced the Company’s Executive Compensation Recovery Policy, which was approved by the Compensation Committee in 2012.

Under the Clawback Policy, all annual performance-based bonus payments and annual LTI awards that are based upon the Company’s financial performance may be subject to clawback in the event of a restatement of the Company’s financial statements. The clawback will be required without regard for the reason of the restatement, and the affected officers will be required to repay the Company the amount of any incentive payment or incentive award received in excess of what would have been paid based on the restated numbers.